Schedule of Investments (unaudited)	iShares® MSCI France ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 7.4%
Airbus SE	328,945	$37,761,419
Dassault Aviation SA	13,864	2,203,784
Safran SA	190,311	23,519,716
Thales SA	59,478	7,608,728
		71,093,647
Auto Components — 1.3%
Cie. Generale des Etablissements Michelin SCA	377,836	10,644,547
Valeo	115,747	2,163,843
		12,808,390
Automobiles — 0.4%
Renault SA(a)	107,589	3,914,570

Banks — 5.5%
BNP Paribas SA	618,298	34,743,404
Credit Agricole SA	674,485	6,821,962
Societe Generale SA	448,501	11,288,332
		52,853,698
Beverages — 2.6%
Pernod Ricard SA	114,765	22,767,730
Remy Cointreau SA	12,879	2,228,975
		24,996,705
Building Products — 1.3%
Cie. de Saint-Gobain	274,768	12,669,978

Capital Markets — 0.6%
Amundi SA(b)	34,242	1,926,804
Euronext NV(b)	47,494	3,633,225
		5,560,029
Chemicals — 4.7%
Air Liquide SA	291,046	42,373,704
Arkema SA	32,951	2,929,729
		45,303,433
Construction & Engineering — 4.0%
Bouygues SA	127,252	3,935,414
Eiffage SA	46,181	4,547,160
Vinci SA	298,748	30,163,319
		38,645,893
Diversified Financial Services — 0.3%
Eurazeo SE	24,476	1,544,811
Wendel SE	14,841	1,381,902
		2,926,713
Diversified Telecommunication Services — 1.2%
Orange SA	1,110,331	11,282,246

Electric Utilities — 0.4%
Electricite de France SA	323,846	4,053,110

Electrical Equipment — 5.9%
Legrand SA	148,843	12,127,860
Schneider Electric SE	301,924	44,586,364
		56,714,224
Entertainment — 0.4%
Bollore SE	488,338	2,747,303
Ubisoft Entertainment SA(a)	52,038	1,447,603
		4,194,906
Equity Real Estate Investment Trusts (REITs) — 1.1%
Covivio	26,509	1,535,021
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gecina SA	25,375	$2,482,419
Klepierre SA	120,733	2,797,655
Unibail-Rodamco-Westfield(a)(c)	65,325	3,521,078
		10,336,173
Food & Staples Retailing — 0.6%
Carrefour SA	330,198	5,652,478

Food Products — 2.0%
Danone SA	356,770	18,750,870

Health Care Equipment & Supplies — 3.4%
BioMerieux	23,328	2,353,843
EssilorLuxottica SA	161,549	30,167,042
		32,520,885
Hotels, Restaurants & Leisure — 1.0%
Accor SA(a)	94,113	2,478,952
La Francaise des Jeux SAEM(b)	59,034	2,367,039
Sodexo SA	49,043	4,697,020
		9,543,011
Household Durables — 0.1%
SEB SA	13,959	1,102,291

Insurance — 3.1%
AXASA	1,040,103	29,402,217

IT Services — 3.2%
Capgemini SE	91,059	16,463,225
Edenred	139,054	7,639,481
Worldline SA/France(a)(b)	133,155	6,307,714
		30,410,420
Life Sciences Tools & Services — 1.1%
Eurofins Scientific SE	74,606	5,178,834
Sartorius Stedim Biotech	15,417	5,261,871
		10,440,705
Machinery — 0.5%
Alstom SA	175,942	4,619,526

Media — 1.2%
Publicis Groupe SA	126,465	8,323,472
Vivendi SE	399,525	3,595,899
		11,919,371
Metals & Mining — 0.8%
ArcelorMittal SA	293,098	8,036,486

Multi-Utilities — 2.6%
Engie SA	1,016,509	15,452,752
Veolia Environnement SA	370,379	9,586,100
		25,038,852
Oil, Gas & Consumable Fuels — 9.0%
TotalEnergies SE	1,383,541	86,471,432

Personal Products — 5.2%
L’Oreal SA	134,301	50,437,541

Pharmaceuticals — 6.2%
Ipsen SA	21,165	2,365,935
Sanofi	633,756	57,246,722
		59,612,657
Professional Services — 1.2%
Bureau Veritas SA	163,036	4,275,728

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Teleperformance	32,696	$7,463,896
		11,739,624
Semiconductors & Semiconductor Equipment — 1.5%
STMicroelectronics NV	380,368	14,722,868

Software — 1.4%
Dassault Systemes SE	370,971	13,832,502

Textiles, Apparel & Luxury Goods — 18.0%
Hermes International	17,621	28,639,022
Kering SA	41,636	25,016,450
LVMH Moet Hennessy Louis Vuitton SE	153,895	119,426,900
		173,082,372
Transportation Infrastructure — 0.7%
Aeroports de Paris(a)	16,630	2,563,308
Getlink SE	243,971	4,031,716
		6,595,024

Total Long-Term Investments — 99.9%
(Cost: $1,006,061,320)		961,284,847

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	1,378,753	1,378,891
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	8,030,000	$8,030,000

Total Short-Term Securities — 1.0%
(Cost: $9,408,474)		9,408,891

Total Investments — 100.9%
(Cost: $1,015,469,794)		970,693,738

Liabilities in Excess of Other Assets — (0.9)%		(9,002,564)

Net Assets — 100.0%		$961,691,174

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,434,800	$—		$(1,055,525	)(a)	$342	$(726)	$1,378,891	1,378,753	$2,253	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,730,000	300,000	(a)	—		—	—	8,030,000	8,030,000	57,759		—
						$342	$(726)	$9,408,891		$60,012		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 10 Euro Index	9	12/16/22	$637	$15,205

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$961,284,847	$—	$961,284,847
Money Market Funds	9,408,891	—	—	9,408,891
	$9,408,891	$961,284,847	$—	$970,693,738

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$15,205	$—	$15,205

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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